Financial Instruments and Fair Value Measurements - Derivatives Not Designated as Hedging Instruments on the Consolidated Statement of Operation (Table) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Other, net	$ 3,315	$ (1,068)	$ 2,311
Gain/ (Loss) on interest rate swaps	8,616	(36,974)	(33,455)
Total	8,616	(36,974)	(34,993)
Foreign currency forward contracts
Derivative [Line Items]
Other, net	0	0	(1,538)
Interest rate swaps
Derivative [Line Items]
Gain/ (Loss) on interest rate swaps	$ 8,616	$ (36,974)	$ (33,455)